Schedule of Mining Interests (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Bunker Hill Mine purchase	$ 14,247,210	$ 14,247,210
Capitalized development	2,722,889	1,447,435
Sale of mineral properties (note 9)	(1,973,840)
Bunker Hill mine	$ 14,996,259	$ 15,694,645